Summary of Significant Accounting Policies and Other Items - Significant Customers and Concentration of Credit Risk (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($) customer
Total revenues | Customer
Significant Customers and Concentration of Credit Risk
Number of Customers | customer			1	1	1
Concentration of risk (as a percent)	11.00%	21.00%	11.00%	12.00%	12.00%
Purchases | Supplier concentration
Significant Customers and Concentration of Credit Risk
Concentration of risk (as a percent)	21.00%	20.00%	22.00%	20.00%	27.00%
Purchases from the vendor	$ 10.4	$ 6.4	$ 33.4	$ 10.8	$ 18.1
Amounts due to the vendor	$ 7.2		$ 7.4	$ 1.3